T. ROWE PRICE Credit Opportunities Fund
February 29, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 8.2% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.77%, 6/21/27  354 364
364
Broadcasting 0.3%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.074%,
8/21/26 (2) 479 477
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.173%, 10/11/29 (3) 85 83
560
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 8/1/29 (2) 250 248
248
Health Care 0.6%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.671%, 5/10/27  815 806
LifePoint Health, FRN, 1M TSFR + 5.50%, 11.087%, 11/16/28  180 180
986
Information Technology 1.9%
Applied Systems, FRN, 1M TSFR + 3.50%, 2/24/31 (2) 445 447
Applied Systems, FRN, 1M TSFR + 5.25%, 2/23/32 (2) 564 576
Boxer Parent, FRN, 1M TSFR + 4.25%, 12/29/28 (2) 468 469
Cloud Software Group, FRN, 1M TSFR + 4.50%, 3/30/29 (2) 239 237
Delta Topco, FRN, 3M TSFR + 7.25%, 12.621%, 12/1/28  205 204
Epicor Software, FRN, 1M TSFR + 3.25%, 7/30/27 (2) 260 261
RealPage, FRN, 1M TSFR + 3.00%, 4/24/28 (2) 160 156
RealPage, FRN, 1M TSFR + 6.50%, 11.941%, 4/23/29 (2) 795 788
3,138
Manufacturing 0.9%
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.61%,
5/21/29 (4) 365 356
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.11%,
5/21/29 (4) 250 244
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.941%, 9/6/25 (2) 646 636
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.191%, 7/24/26  152 149
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.191%, 9/6/26  138 127
1,512
Retail 0.1%
At Home Group, FRN, 1M TSFR + 4.25%, 9.69%, 7/24/28  178 86
86
Services 1.8%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.176%, 12/10/29  710 682
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 7/30/27 (2) 395 395
UKG, FRN, 3M TSFR + 5.25%, 10.68%, 5/3/27  1,758 1,773
2,850

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications 2.2%
Asurion, FRN, 1M TSFR + 3.25%, 8.691%, 12/23/26  587 584
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/31/28  1,936 1,844
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/20/29  1,180 1,111
3,539
Total Bank Loans (Cost $13,328) 13,283
COMMON STOCKS 0.7%
Health Care 0.4%
Avantor (3) 14 345
Becton Dickinson & Company  1 318
663
Manufacturing 0.1%
Danaher  1 268
268
Metals & Mining 0.2%
Constellium (3) 16 307
307
Total Common Stocks (Cost $939) 1,238
CONVERTIBLE BONDS 0.1%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (5) 155 126
Total Convertible Bonds (Cost $162) 126
CORPORATE BONDS 85.0%
Aerospace & Defense 2.4%
TransDigm, 6.625%, 3/1/32 (5) 1,680 1,693
TransDigm, 6.75%, 8/15/28 (5) 530 535
TransDigm, 6.875%, 12/15/30 (5) 1,080 1,094
TransDigm, 7.125%, 12/1/31 (5) 450 461
TransDigm, 7.50%, 3/15/27  100 100
3,883
Airlines 0.5%
American Airlines, 5.50%, 4/20/26 (5) 323 319
American Airlines, 5.75%, 4/20/29 (5) 350 342
Mileage Plus Holdings, 6.50%, 6/20/27 (5) 91 91
United Airlines, 4.625%, 4/15/29 (5) 110 101
853

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive 6.4%
Adient Global Holdings, 8.25%, 4/15/31 (5) 695 730
Clarios Global, 6.75%, 5/15/28 (5) 160 161
Clarios Global, 8.50%, 5/15/27 (5) 695 697
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (5) 653 773
Ford Motor, 6.10%, 8/19/32  660 659
Ford Motor, 9.625%, 4/22/30  240 281
Ford Motor Credit, 7.35%, 11/4/27  650 676
Ford Motor Credit, 7.35%, 3/6/30  250 264
Global Auto Holdings, 8.75%, 1/15/32 (5) 230 218
Goodyear Tire & Rubber, 5.00%, 7/15/29  162 149
Goodyear Tire & Rubber, 5.25%, 7/15/31  405 364
Goodyear Tire & Rubber, 5.625%, 4/30/33  370 329
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26 (5) 2,234 2,128
Tenneco, 8.00%, 11/17/28 (5) 1,105 1,005
Wand NewCo 3, 7.625%, 1/30/32 (5) 1,135 1,163
ZF North America Capital, 6.875%, 4/14/28 (5) 300 306
ZF North America Capital, 7.125%, 4/14/30 (5) 450 467
10,370
Broadcasting 3.7%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (5) 145 136
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5) 710 587
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5)(6) 550 476
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (5) 665 692
CMG Media, 8.875%, 12/15/27 (5) 670 425
iHeartCommunications, 8.375%, 5/1/27 (6) 256 153
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 375 352
Outfront Media Capital, 7.375%, 2/15/31 (5) 235 244
Sirius XM Radio, 4.00%, 7/15/28 (5) 85 77
Sirius XM Radio, 5.00%, 8/1/27 (5) 665 633
Sirius XM Radio, 5.50%, 7/1/29 (5) 330 312
Stagwell Global, 5.625%, 8/15/29 (5) 905 801
Townsquare Media, 6.875%, 2/1/26 (5) 137 132
Univision Communications, 7.375%, 6/30/30 (5) 400 386
Univision Communications, 8.00%, 8/15/28 (5) 580 582
5,988
Building & Real Estate 1.0%
Brookfield Residential Properties, 6.25%, 9/15/27 (5) 250 243
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 305 299
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (5) 125 131
Howard Hughes, 4.125%, 2/1/29 (5) 295 261
Howard Hughes, 5.375%, 8/1/28 (5) 660 620
1,554

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Building Products 1.0%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 225 225
Builders FirstSource, 6.375%, 6/15/32 (5) 103 103
Builders FirstSource, 6.375%, 3/1/34 (5) 300 299
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 365 349
Summit Materials, 7.25%, 1/15/31 (5) 660 683
1,659
Cable Operators 6.6%
Altice Financing, 5.00%, 1/15/28 (5) 1,005 887
Altice Financing, 9.625%, 7/15/27 (5) 1,100 1,103
Altice France, 8.125%, 2/1/27 (5) 200 183
Altice France Holding, 6.00%, 2/15/28 (5) 815 399
Altice France Holding, 10.50%, 5/15/27 (5) 1,585 1,006
C&W Senior Financing, 6.875%, 9/15/27 (5) 365 344
CCO Holdings, 4.50%, 8/15/30 (5) 405 336
CCO Holdings, 4.50%, 6/1/33 (5) 200 154
CCO Holdings, 4.75%, 2/1/32 (5) 300 242
CCO Holdings, 6.375%, 9/1/29 (5) 1,652 1,547
CCO Holdings, 7.375%, 3/1/31 (5) 975 941
CSC Holdings, 5.50%, 4/15/27 (5) 200 179
CSC Holdings, 6.50%, 2/1/29 (5) 545 473
CSC Holdings, 7.50%, 4/1/28 (5) 625 442
CSC Holdings, 11.75%, 1/31/29 (5) 790 826
DISH DBS, 5.125%, 6/1/29  130 55
DISH DBS, 5.25%, 12/1/26 (5) 990 790
DISH DBS, 5.75%, 12/1/28 (5) 116 80
DISH DBS, 7.75%, 7/1/26  1,305 829
10,816
Chemicals 1.8%
Avient, 7.125%, 8/1/30 (5) 375 382
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (5) 370 384
Celanese U.S. Holdings, 6.55%, 11/15/30  300 311
Celanese U.S. Holdings, 6.70%, 11/15/33  625 656
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (5)(7) 152 129
Methanex, 5.125%, 10/15/27  82 78
Methanex, 5.25%, 12/15/29  120 114
Methanex, 5.65%, 12/1/44  108 92
Windsor Holdings III, 8.50%, 6/15/30 (5) 760 785
2,931
Consumer Products 0.8%
Acushnet, 7.375%, 10/15/28 (5) 300 309
Life Time, 5.75%, 1/15/26 (5) 372 367
Life Time, 8.00%, 4/15/26 (5) 455 459
Wolverine World Wide, 4.00%, 8/15/29 (5) 195 156
1,291

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container 0.8%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (5) 560 548
Ball, 6.00%, 6/15/29  800 801
1,349
Energy 11.8%
Aethon United BR, 8.25%, 2/15/26 (5) 645 648
Antero Resources, 5.375%, 3/1/30 (5) 115 109
Antero Resources, 7.625%, 2/1/29 (5) 290 299
Archrock Partners, 6.25%, 4/1/28 (5) 145 142
Chesapeake Energy, 5.50%, 2/1/26 (5) 135 134
Chesapeake Energy, 5.875%, 2/1/29 (5) 150 148
Chesapeake Energy, 6.75%, 4/15/29 (5) 305 306
Comstock Resources, 6.75%, 3/1/29 (5) 816 753
Crescent Energy Finance, 9.25%, 2/15/28 (5) 1,080 1,127
Ferrellgas, 5.375%, 4/1/26 (5) 520 515
Gulfport Energy, 8.00%, 5/17/26 (5) 155 157
Hilcorp Energy I, 6.00%, 2/1/31 (5) 466 449
Hilcorp Energy I, 8.375%, 11/1/33 (5) 1,210 1,296
Kinetik Holdings, 5.875%, 6/15/30 (5) 705 686
Kinetik Holdings, 6.625%, 12/15/28 (5) 507 513
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 920 902
Matador Resources, 5.875%, 9/15/26  193 191
NGL Energy Operating, 8.125%, 2/15/29 (5) 330 332
NGL Energy Operating, 8.375%, 2/15/32 (5) 305 310
NuStar Logistics, 5.625%, 4/28/27  167 164
NuStar Logistics, 6.00%, 6/1/26  300 296
Permian Resources Operating, 9.875%, 7/15/31 (5) 553 612
Prairie Acquiror, 9.00%, 8/1/29 (5) 300 302
Range Resources, 4.75%, 2/15/30 (5)(6) 335 311
Range Resources, 8.25%, 1/15/29  130 135
Rockcliff Energy II, 5.50%, 10/15/29 (5) 140 128
Seadrill Finance, 8.375%, 8/1/30 (5) 1,220 1,254
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%,
12/15/28 (5) 565 552
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 165 165
Southwestern Energy, 4.75%, 2/1/32  370 336
Southwestern Energy, 5.375%, 3/15/30  195 186
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 370 364
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 300 279
Tallgrass Energy Partners, 7.375%, 2/15/29 (5) 765 761
Tallgrass Energy Partners, 7.50%, 10/1/25 (5) 185 186
Transocean, 6.80%, 3/15/38  290 226
Transocean, 8.75%, 2/15/30 (5) 185 190
Transocean, 11.50%, 1/30/27 (5) 335 350
Transocean Aquila, 8.00%, 9/30/28 (5) 240 244

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 850 848
Venture Global LNG, 8.125%, 6/1/28 (5) 540 548
Venture Global LNG, 8.375%, 6/1/31 (5) 1,165 1,178
Venture Global LNG, 9.50%, 2/1/29 (5) 590 629
19,261
Entertainment & Leisure 4.2%
Carnival, 7.00%, 8/15/29 (5) 435 450
Carnival, 7.625%, 3/1/26 (5) 525 530
Carnival, 10.50%, 6/1/30 (5) 1,250 1,360
Cedar Fair, 6.50%, 10/1/28  740 738
Churchill Downs, 5.75%, 4/1/30 (5) 455 437
Cinemark USA, 5.25%, 7/15/28 (5)(6) 280 261
Live Nation Entertainment, 4.75%, 10/15/27 (5) 580 554
Royal Caribbean Cruises, 5.50%, 4/1/28 (5) 230 226
Royal Caribbean Cruises, 6.25%, 3/15/32 (5) 215 216
Royal Caribbean Cruises, 8.25%, 1/15/29 (5) 525 557
Royal Caribbean Cruises, 9.25%, 1/15/29 (5) 280 300
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5) 365 340
Six Flags Entertainment, 7.25%, 5/15/31 (5) 860 864
6,833
Financial 10.3%
Acrisure, 8.25%, 2/1/29 (5) 375 370
Acrisure, 10.125%, 8/1/26 (5) 518 539
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (5) 335 344
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 1,260 1,219
Alliant Holdings Intermediate, 7.00%, 1/15/31 (5) 705 700
AmWINS Group, 4.875%, 6/30/29 (5) 265 244
AssuredPartners, 7.50%, 2/15/32 (5) 678 666
Enact Holdings, 6.50%, 8/15/25 (5) 915 913
GTCR AP Finance, 8.00%, 5/15/27 (5) 165 165
HUB International, 5.625%, 12/1/29 (5) 180 167
HUB International, 7.25%, 6/15/30 (5) 1,085 1,104
HUB International, 7.375%, 1/31/32 (5) 2,045 2,050
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (5) 669 695
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (5) 1,795 1,871
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 200 170
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 530 485
Navient, 5.50%, 3/15/29  960 868
Navient, 5.625%, 8/1/33  230 187
Navient, 9.375%, 7/25/30  585 611
Navient, 11.50%, 3/15/31  755 826
OneMain Finance, 9.00%, 1/15/29  2,190 2,299
Osaic Holdings, 10.75%, 8/1/27 (5)(6) 210 217
16,710

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food 1.0%
B&G Foods, 5.25%, 9/15/27  435 404
BellRing Brands, 7.00%, 3/15/30 (5) 340 347
Chobani, 7.625%, 7/1/29 (5) 370 372
Darling Ingredients, 6.00%, 6/15/30 (5) 465 456
1,579
Forest Products 0.2%
Cascades, 5.125%, 1/15/26 (5) 260 253
253
Gaming 3.2%
Caesars Entertainment, 6.50%, 2/15/32 (5) 410 411
Caesars Entertainment, 7.00%, 2/15/30 (5) 810 827
Caesars Entertainment, 8.125%, 7/1/27 (5) 820 838
CCM Merger, 6.375%, 5/1/26 (5) 235 232
Churchill Downs, 6.75%, 5/1/31 (5) 510 509
International Game Technology, 6.25%, 1/15/27 (5) 420 420
Light & Wonder International, 7.00%, 5/15/28 (5) 145 146
Light & Wonder International, 7.25%, 11/15/29 (5) 540 551
Light & Wonder International, 7.50%, 9/1/31 (5) 300 312
Ontario Gaming GTA, 8.00%, 8/1/30 (5) 505 516
Scientific Games Holdings, 6.625%, 3/1/30 (5) 355 333
Wynn Resorts Finance, 5.125%, 10/1/29 (5) 200 188
5,283
Health Care 4.4%
AthenaHealth Group, 6.50%, 2/15/30 (5) 385 345
Avantor Funding, 4.625%, 7/15/28 (5) 215 203
Bausch + Lomb, 8.375%, 10/1/28 (5) 570 594
CHS, 5.25%, 5/15/30 (5) 175 139
CHS, 6.00%, 1/15/29 (5) 205 175
CHS, 8.00%, 3/15/26 (5) 93 92
CHS, 8.00%, 12/15/27 (5) 320 306
IQVIA, 6.50%, 5/15/30 (5) 200 203
LifePoint Health, 9.875%, 8/15/30 (5) 137 142
LifePoint Health, 11.00%, 10/15/30 (5) 654 690
Medline Borrower, 5.25%, 10/1/29 (5) 360 333
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 353
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (5) 423 421
Select Medical, 6.25%, 8/15/26 (5) 530 529
Tenet Healthcare, 6.125%, 10/1/28  290 287
Tenet Healthcare, 6.125%, 6/15/30  310 307
Tenet Healthcare, 6.875%, 11/15/31  290 297
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  240 228
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  245 231
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  595 634

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  665 720
7,229
Information Technology 4.5%
Boxer Parent, 7.125%, 10/2/25 (5) 180 180
Boxer Parent, 9.125%, 3/1/26 (5) 450 450
Central Parent, 7.25%, 6/15/29 (5) 1,075 1,080
Central Parent, 8.00%, 6/15/29 (5) 600 615
Cloud Software Group, 9.00%, 9/30/29 (5) 2,175 2,020
Entegris, 5.95%, 6/15/30 (5) 1,460 1,427
Gen Digital, 6.75%, 9/30/27 (5) 440 442
Gen Digital, 7.125%, 9/30/30 (5)(6) 417 425
Match Group Holdings II, 4.625%, 6/1/28 (5) 305 286
Match Group Holdings II, 5.625%, 2/15/29 (5) 115 110
McAfee, 7.375%, 2/15/30 (5) 280 247
7,282
Lodging 0.2%
Hilton Domestic Operating, 4.875%, 1/15/30  180 171
Hilton Domestic Operating, 5.75%, 5/1/28 (5) 165 164
335
Manufacturing 0.1%
EMRLD Borrower, 6.625%, 12/15/30 (5) 210 210
210
Metals & Mining 2.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (5) 505 529
Arsenal AIC Parent, 11.50%, 10/1/31 (5) 365 401
ATI, 5.125%, 10/1/31  235 215
ATI, 5.875%, 12/1/27  480 470
ATI, 7.25%, 8/15/30  380 389
Carpenter Technology, 7.625%, 3/15/30  1,085 1,119
GrafTech Finance, 4.625%, 12/15/28 (5) 431 283
GrafTech Global Enterprises, 9.875%, 12/15/28 (5)(6) 460 365
Hecla Mining, 7.25%, 2/15/28  300 298
Hudbay Minerals, 6.125%, 4/1/29 (5) 120 118
TMS International, 6.25%, 4/15/29 (5) 630 546
4,733
Real Estate Investment Trust Securities 1.4%
Service Properties Trust, 7.50%, 9/15/25  285 288
Service Properties Trust, 8.625%, 11/15/31 (5) 1,810 1,909
2,197
Restaurants 0.3%
Dave & Buster's, 7.625%, 11/1/25 (5) 535 539
539
Retail 1.0%
At Home Group, 4.875%, 7/15/28 (5) 125 53
Bath & Body Works, 6.625%, 10/1/30 (5) 315 317

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 6.75%, 7/1/36 (6) 265 260
Bath & Body Works, 6.95%, 3/1/33  115 111
Bath & Body Works, 9.375%, 7/1/25 (5) 150 156
PetSmart, 7.75%, 2/15/29 (5) 255 252
QVC, 4.45%, 2/15/25 (6) 405 393
1,542
Satellites 0.9%
Connect Finco, 6.75%, 10/1/26 (5) 960 942
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 340 314
Viasat, 7.50%, 5/30/31 (5) 340 239
1,495
Services 6.5%
Albion Financing 1, 6.125%, 10/15/26 (5) 290 286
Albion Financing 2, 8.75%, 4/15/27 (5) 475 476
Allied Universal Holdco, 6.00%, 6/1/29 (5)(6) 940 777
Allied Universal Holdco, 7.875%, 2/15/31 (5) 302 299
Allied Universal Holdco, 9.75%, 7/15/27 (5) 780 775
eG Global Finance, 12.00%, 11/30/28 (5) 380 398
GFL Environmental, 6.75%, 1/15/31 (5) 400 409
GTCR W-2 Merger, 7.50%, 1/15/31 (5) 1,180 1,230
Presidio Holdings, 8.25%, 2/1/28 (5) 605 596
Prime Security Services Borrower, 5.75%, 4/15/26 (5) 185 183
Prime Security Services Borrower, 6.25%, 1/15/28 (5) 240 237
Ritchie Bros Holdings, 6.75%, 3/15/28 (5) 140 143
Ritchie Bros Holdings, 7.75%, 3/15/31 (5) 293 307
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  725 752
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 890 850
UKG, 6.875%, 2/1/31 (5) 2,790 2,821
10,539
Transportation 0.4%
Watco, 6.50%, 6/15/27 (5) 694 677
677
Utilities 6.6%
Calpine, 5.00%, 2/1/31 (5) 295 264
Calpine, 5.125%, 3/15/28 (5) 400 378
HAT Holdings I, 8.00%, 6/15/27 (5) 743 770
NRG Energy, VR, 10.25% (5)(8)(9) 99 105
PG&E, 5.00%, 7/1/28  358 341
PG&E, 5.25%, 7/1/30 (6) 615 578
Talen Energy Supply, 8.625%, 6/1/30 (5) 1,442 1,518
Terraform Global Operating, 6.125%, 3/1/26 (5) 555 547
Vistra, VR, 7.00% (5)(8)(9) 1,971 1,905
Vistra, VR, 8.00% (5)(8)(9) 2,684 2,684
Vistra, Series C, VR, 8.875% (5)(8)(9) 1,070 1,086
Vistra Operations, 7.75%, 10/15/31 (5) 565 583

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
10,759
Wireless Communications 0.1%
U.S. Cellular, 6.70%, 12/15/33  239 235
235
Total Corporate Bonds (Cost $139,421) 138,385
MUNICIPAL SECURITIES 0.7%
Puerto Rico 0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,936 1,133
Total Municipal Securities (Cost $1,077) 1,133
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 7.4%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 11,995 11,995
Total Short-Term Investments (Cost $11,995) 11,995
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 3,243 3,243
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,243
Total Securities Lending Collateral (Cost $3,243) 3,243
Total Investments in Securities 104.1%
(Cost $170,165) $ 169,403
Other Assets Less Liabilities (4.1)% (6,663)
Net Assets 100.0% $ 162,740

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$116,456 and represents 71.6% of net assets.
(6) All or a portion of this security is on loan at February 29, 2024.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 * 216 (39) (8) (31)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (31)
Total Centrally Cleared Swaps (31)
Net payments (receipts) of variation margin to date 31
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 5/24/24 USD 193 EUR 179 $ (1)
State Street 5/24/24 USD 1,655 EUR 1,530 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 260++
Totals $ —# $ — $ 260+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 3,016  ¤  ¤ $ 15,238
Total $ 15,238^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $260 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,238.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Credit Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Credit Opportunities Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 139,644 $ — $ 139,644
Bank Loans — 12,683 600 13,283
Common Stocks 1,238 — — 1,238
Short-Term Investments 11,995 — — 11,995
Securities Lending Collateral 3,243 — — 3,243
Total $ 16,476 $ 152,327 $ 600 $ 169,403
Liabilities
Swaps* $ — $ 31 $ — $ 31
Forward Currency Exchange
Contracts — 5 — 5
Total $ — $ 36 $ — $ 36
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Credit Opportunities Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F105-054Q3 02/24
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.